UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2014

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of April 30, 2014, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund (the “Fund”) was $20.27 per share.  Total return (including a $0.50763 per share dividend) for the six months ended April 30, 2014 was 7.35%.  This compares with a total return of 7.68% for the unmanaged Wilshire 5000 Total Market Index, and 8.36% for the S&P 500® Index for the same period.

In the first half of the fiscal year, the Fund was fortunate enough to hold two of the top 20 performers in the S&P 500® Index for the period:  Allergan, Inc. and SanDisk Corporation. Each produced a total return of better than 20 percent for the six months, with Allergan rising more than 80 percent after a buyout offer from Valeant Pharmaceuticals International, Inc. arrived at the end of April. Other top performers included tech names Microsoft Corporation and NetScout Systems, Inc. On the downside, FirstEnergy Corp. and Verizon Communications Inc. led a parade of weakness in the defensive/high yield sector, with negative total returns of 8% and 5%, respectively. Overall, performance for the first half of the fiscal year reflected steady (if unspectacular) bullishness on the part of investors.

Annualized total return for the one year period ended April 30, 2014 was 17.13%, compared to 20.66% for the Wilshire 5000 Total Market Index and 20.44% for the S&P 500® Index.  Annualized total return for the three years ended April 30, 2014 was 12.09%, compared to 13.50% for the Wilshire 5000 Total Market Index and 13.83% for the S&P 500® Index.  Over the five year period ended April 30, 2014, the Fund’s annualized total return was 17.61%, while the Wilshire 5000 Total Market Index’s annualized return was 19.59% and the S&P 500® Index’s annualized return was 19.14%.  Over the ten year period ended April 30, 2014, the Fund’s annualized total return was 7.03%, while the Wilshire 5000 Total Market Index’s annualized return was 8.34% and the S&P 500® Index’s annualized return was 7.67%.  Since inception on December 31, 2001 through April 30, 2014, the Fund has produced a total return of 7.96% annualized (157.14% cumulative), compared to 7.10% annualized (132.98% cumulative) for the Wilshire 5000 Total Market Index and 6.20% annualized (110.04% cumulative) for the S&P 500® Index.  The total annual gross operating expense ratio for the Fund is 1.51%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.  The Fund imposes a 2.00% redemption fee on shares held for 180 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.  Performance figures reflect fee waivers in effect.  In the absence of waivers, total returns would be lower.

Last November we surmised that if the U.S. economy could muster enough forward momentum to allow the Federal Reserve Board (the “Fed”) to begin dialing back Quantitative Easing (“QE”), we might have a sustainable recovery on our hands. This, in turn, would allow us to continue to transition our portfolio away from the “Steady Eddie” type names in the telecommunication, insurance and cable arenas, and towards more economically sensitive businesses. Our optimism at the time was predicated on a recovery in corporate capital spending, which had been AWOL since the economic recovery began back in 2009. The intervening six months produced only minor progress on the scenario outlined above. Yes, the Fed has gradually reduced QE, with plans to

Fort Pitt Capital Total Return Fund

phase it out entirely by October of this year. But the U.S. economy remains moribund. New Year’s optimism about a break above the 3% gross domestic product (GDP) growth “ceiling” fizzled like a Roman candle in a snowbank. The first quarter of 2014 showed the weakest real growth since the initial quarter of 2011. Capital spending has been a dud as well, with corporate executives shortchanging investments in plant and equipment in order to fund billions in share buybacks. Overall, we’re little closer to a healthy, self-sustaining recovery than we were a year ago, yet corporate earnings, bond and stock prices continue to march upward.

An ancient stock market aphorism states that stock prices climb a “wall of worry”. There clearly is plenty for investors to worry about, what with weak U.S. economic growth, Europe sinking further into deflation and Russia threatening a new neighbor seemingly every month. For our part, we wonder what will happen to financial asset prices if and when the holy grail of a steady, robust recovery is finally reached. Faster growth is not likely to be friendly to bond prices. On the flipside, stocks with a more cyclical flavor, such as energy and industrial names, could see further increases once a recovery really gets going.

To sum up, our plans for transitioning the portfolio to a more cyclical profile have been delayed, but hopefully not derailed. A year ago, we thought we saw the elements of more rapid economic growth on the horizon.  This potential has obviously faded in the interim. Once the monetary training wheels come off in October, we’ll be better able to see if the economy can continue to roll along unaided. In the meantime, we’ll keep a foot in both camps.

Thank you for your continued support of our Fund.

Charlie Smith
Portfolio Manager

Mutual fund investing involves risk; Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Total Market Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance. It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investment section of this report.

The Fort Pitt Capital Total Return Fund is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at April 30, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at April 30, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/13 – 4/30/14).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% per the operating expenses limitation agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at April 30, 2014 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual	$1,000.00	$1,073.50	$6.38
Hypothetical	$1,000.00	$1,018.65	$6.21
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at April 30, 2014 (Unaudited)

COMMON STOCKS – 84.96%	Shares	Value

Apparel Manufacturing – 3.18%
VF Corp.	27,200	$1,661,648

Chemical Manufacturing – 5.19%
Allergan, Inc.	10,450	1,733,028
Pfizer, Inc.	23,964	749,594
Zoetis, Inc.	7,553	228,554
		2,711,176
Computer and Electronic Product Manufacturing – 10.62%
SanDisk Corp.	28,350	2,408,899
Texas Instruments, Inc.	35,100	1,595,295
Xilinx, Inc.	32,600	1,538,394
		5,542,588
Credit Intermediation and Related Activities – 5.24%
Bank of New York Mellon Corp.	16,300	552,081
F.N.B. Corp.	33,700	419,228
PNC Financial Services Group, Inc.	21,000	1,764,840
		2,736,149
Fabricated Metal Product Manufacturing – 2.43%
Parker Hannifin Corp.	10,000	1,268,800

Insurance Carriers and Related Activities – 6.26%
Arthur J. Gallagher & Co.	33,300	1,499,166
Erie Indemnity Co. – Class A	6,800	487,220
Loews Corp.	29,100	1,279,527
		3,265,913
Machinery Manufacturing – 3.50%
General Electric Co.	25,700	691,073
II-VI, Inc.*	40,950	589,680
Joy Global, Inc.	9,000	543,420
		1,824,173
Miscellaneous Manufacturing – 6.72%
Medtronic, Inc.	27,100	1,594,022
Rockwell Automation, Inc.	16,050	1,912,839
		3,506,861
Nonmetallic Mineral Product Manufacturing – 2.01%
Headwaters, Inc.*	83,900	1,047,072

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2014 (Unaudited)

COMMON STOCKS – 84.96% (Continued)	Shares	Value

Paper Manufacturing – 3.11%
Kimberly-Clark Corp.	14,450	$1,622,013

Petroleum and Coal Products Manufacturing – 3.20%
BP PLC – ADR	33,000	1,670,460

Primary Metal Manufacturing – 1.01%
Matthews International Corp. – Class A	13,000	524,550

Professional, Scientific, and Technical Services – 4.78%
Amgen, Inc.	8,150	910,762
NetScout Systems, Inc.*	40,700	1,585,672
		2,496,434
Publishing Industries (except Internet) – 6.15%
CA, Inc.	49,100	1,479,874
Microsoft Corp.	42,800	1,729,120
		3,208,994
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.04%
The Charles Schwab Corp.	40,000	1,062,000

Telecommunications – 7.25%
AT&T, Inc.	55,000	1,963,500
Verizon Communications, Inc.	32,900	1,537,417
Windstream Corp.	31,339	284,245
		3,785,162
Transportation Equipment Manufacturing – 7.65%
The Boeing Co.	15,000	1,935,300
Honeywell International, Inc.	22,150	2,057,735
		3,993,035
Utilities – 4.62%
FirstEnergy Corp.	26,200	884,250
Kinder Morgan, Inc.	46,800	1,528,488
		2,412,738
TOTAL COMMON STOCKS
(Cost $26,908,128)		44,339,766

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS – 4.25%	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond Fund	13,150	$1,553,672
iShares MSCI Japan Index Fund	60,000	664,800
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,086,395)		2,218,472

SHORT-TERM INVESTMENTS – 11.89%
Money Market Funds – 5.18%
Goldman Sachs Financial Square Funds –
Prime Obligations Fund – Institutional Class, 0.04%†	115,695	115,695
Invesco STIC – Liquid Assets Portfolio –
Institutional Class, 0.07%†	2,590,000	2,590,000
		2,705,695

	Principal
	Amount
U.S. Treasury Bills – 6.71%
U.S. Treasury Bill, 0.05%, due 6/26/14+	$3,500,000	3,499,734
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,205,428)		6,205,429
Total Investments
(Cost $35,199,951) – 101.10%		52,763,667
Liabilities in Excess of Other Assets – (1.10)%		(574,367)
NET ASSETS – 100.00%		$52,189,300

*	Non-income producing security.
†	Rate shown is the 7-day annualized yield at April 30, 2014.
+	Rate shown is the discount rate at April 30, 2014.
ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2014 (Unaudited)

ASSETS
Investments, at market value (cost $35,199,951)	$52,763,667
Investments sold receivable	884,492
Receivable for Fund shares sold	60,812
Dividends and interest receivable	87,729
Prepaid expenses	10,508
Total assets	53,807,208

LIABILITIES
Due to advisor	34,540
Securities purchased	1,521,285
Administration and fund accounting fees	16,053
Audit fees	8,926
Transfer agent fees and expenses	16,456
Pricing fees	631
Legal fees	3,748
Custody fees	2,039
Shareholder reporting fees	10,823
Chief Compliance Officer fee	2,214
Accrued expenses	1,193
Total liabilities	1,617,908

NET ASSETS	$52,189,300

COMPONENTS OF NET ASSETS
Paid-in capital	$33,251,871
Undistributed net investment income	127,130
Accumulated undistributed net realized gain on investments	1,246,583
Net unrealized appreciation on investments	17,563,716
Total net assets	$52,189,300
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,574,253
Net Asset Value, Redemption Price and Offering Price Per Share+	$20.27

+	A charge of 2% is charged on the redemption proceeds of shares held for 180 days or less.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2014 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$506,920
Interest	1,658
Total investment income	508,578
Expenses
Advisory fees (Note 4)	248,634
Administration and fund accounting fees (Note 4)	33,300
Transfer agent fees and expenses (Note 4)	29,088
Registration fees	9,385
Audit fees	8,926
Custody fees (Note 4)	4,790
Legal fees	4,772
Chief Compliance Officer fees (Note 4)	4,463
Other	4,387
Shareholder reporting	4,045
Trustee fees	3,062
Pricing fees	1,242
Total expenses before fee waiver	356,094
Less: fee waiver from Advisor (Note 4)	(47,787)
Net expenses	308,307
Net investment income	200,271

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,246,607
Change in unrealized appreciation on investments	2,109,840
Net realized and unrealized gain on investments	3,356,447
Net increase in net assets resulting from operations	$3,556,718

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
OPERATIONS
Net investment income	$200,271	$501,105
Net realized gain on investments	1,246,607	815,633
Capital gain distributions from regulated
investment companies	—	78
Change in unrealized appreciation on investments	2,109,840	8,078,961
Net increase in net assets resulting from operations	3,556,718	9,395,777

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(457,166)	(558,719)
Net realized gains	(813,672)	—
Total distributions	(1,270,838)	(558,719)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,575,115	2,807,579
Proceeds from shares issued in reinvestment of dividends	1,265,586	556,761
Cost of shares redeemed*	(1,743,561)	(3,227,441)
Net increase in net assets resulting
from capital share transactions	1,097,140	136,899

Total increase in net assets	3,383,020	8,973,957

NET ASSETS
Beginning of period	48,806,280	39,832,323

End of period	$52,189,300	$48,806,280

Undistributed net investment income	$127,130	$384,025

CHANGES IN SHARES OUTSTANDING
Shares sold	80,169	162,058
Shares issued in reinvestment of dividends	66,962	35,172
Shares redeemed	(89,410)	(188,267)
Net increase in Fund shares outstanding	57,721	8,963
Shares outstanding, beginning of period	2,516,532	2,507,569
Shares outstanding, end of period	2,574,253	2,516,532

*	Net of redemption fees of $465 and $572, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

	For the Six
	Months Ended
	April 30, 2014		For the Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period	$19.39		$15.88	$14.72	$13.18	$11.38	$10.48
Income from
investment operations:
Net investment income	0.08		0.20	0.21	0.16	0.13	0.16
Net realized and unrealized
gain on investments	1.31		3.53	1.12	1.52	1.82	0.88
Total from
investment operations	1.39		3.73	1.33	1.68	1.95	1.04
Less dividends:
Dividends from
net investment income	(0.18)		(0.22)	(0.17)	(0.14)	(0.15)	(0.14)
Dividends from
net realized gains	(0.33)		—	—	—	—	—
Total dividends	(0.51)		(0.22)	(0.17)	(0.14)	(0.15)	(0.14)
Redemption fees	0.00	#	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of period	$20.27		$19.39	$15.88	$14.72	$13.18	$11.38
Total return1	7.35	%2	23.83%	9.18%	12.80%	17.27%	10.21%
Supplemental data and ratios:
Net assets, end of period	$52,189,300		$48,806,280	$39,832,323	$35,792,857	$33,211,583	$30,319,941
Ratio of net expenses to
average net assets:
Before expense
reimbursement
and waivers	1.43	%3	1.49%	1.53%	1.96%	2.20%	2.22%
After expense
reimbursement
and waivers	1.24	%3	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment
income to average net assets:
Before expense
reimbursement
and waivers	0.61	%3	0.90%	1.07%	0.41%	0.09%	0.56%
After expense
reimbursement
and waivers	0.80	%3	1.15%	1.36%	1.13%	1.05%	1.54%
Portfolio turnover rate	5	%2	15%	4%	5%	7%	8%

#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013, or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

F.	Redemption Fee: The Fund charges a 2.00% redemption fee to shareholders who redeem shares held 180 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.
During the six months ended April 30, 2014, the Fund retained $465 in redemption fees.
G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$7,064,062	$—	$—	$7,064,062
Information	6,994,156	—	—	6,994,156
Manufacturing	25,372,376	—	—	25,372,376
Professional, Scientific,
and Technical Services	2,496,434	—	—	2,496,434
Utilities	2,412,738	—	—	2,412,738
Total Common Stocks	44,339,766	—	—	44,339,766
Exchange-Traded Funds	2,218,472	—	—	2,218,472
Short-Term Investments
Money Market Funds	2,705,695	—	—	2,705,695
U.S. Treasury Bills	—	3,499,734	—	3,499,734
Total Short-Term Investments	2,705,695	3,499,734	—	6,205,429
Total Investments	$49,263,933	$3,499,734	$—	$52,763,667

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at April 30, 2014, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended April 30, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2014, Fort Pitt Capital Group, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended April 30, 2014, the Fund incurred $248,634 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.24% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2014, the Advisor reduced its fees in the amount of $47,787; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $519,392 at April 30, 2014. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$252,215
2015	110,951
2016	108,439
2017	47,787
$519,392

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the six months ended April 30, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$33,300
Transfer Agency (a)	10,042
Custody	4,790
Chief Compliance Officer	4,463

(a) Does not include out-of-pocket expenses and sub-ta fees

At April 30, 2014, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$16,053
Transfer Agency (a)	5,009
Custody	2,039
Chief Compliance Officer	2,214

(a) Does not include out-of-pocket expenses and sub-ta fees

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,250,774 and $2,179,284, respectively.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2014 and the year ended October 31, 2013 was as follows:

	April 30, 2014	October 31, 2013
Ordinary income	$457,166	$558,719
Long-term capital gains	813,672	—

As of October 31, 2013, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$33,388,085
Gross tax unrealized appreciation	15,662,648
Gross tax unrealized depreciation	(208,784)
Net tax unrealized appreciation	15,453,864
Undistributed ordinary income	384,025
Undistributed long-term capital gain	813,660
Total distributable earnings	1,197,685
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$16,651,549

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

The Fund utilized capital loss carryforwards in the amount of $2,051 during the year ended October 31, 2013.

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Fort Pitt Capital Group, Inc. (the “Advisor”) for the Fort Pitt Capital Total Return Fund (the “Fund”) for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and its peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year, three-year, five-year, and ten-year periods.

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year, three-year, five-year, and ten-year periods.

The Board also considered that the Fund’s long-term relative performance is better than its more recent one-year relative performance and took into account the Advisor’s explanation of its recent performance challenges.  The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Fund.  The Board reviewed information as to fees and expenses of advisors and funds within the relevant Lipper peer funds, fees charged by the Advisor to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.24% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Fund was above the average of this segment of its peer group.  The Board also noted that the contractual advisory fee was above its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were closer to, but still higher than, the peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the management fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  In this regard, the Board noted that the Advisor anticipated recognizing certain economies of scale if Fund assets should increase materially from current levels.  The Board noted that the Advisor

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap, and also considered that the advisory fee contained breakpoints.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, including benefits received in the form of Rule 12b-1 fees received from the Fund, if such fees were made operational.  The Fund does not utilize “soft dollars.” The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fort Pitt Capital Total Return Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fee, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fort Pitt Capital Total Return Fund would be in the best interest of the Fund and its shareholders.

Fort Pitt Capital Total Return Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-688-8775 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2013 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the
SEC on Form N-Q. The Fund’s Forms N-Q are available without charge, upon request, by calling
1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/2/14

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   7/2/14

* Print the name and title of each signing officer under his or her signature